FINANCIAL RISK MANAGEMENT - Schedule of Securities Lending Transactions (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through other comprehensive income	£ 22,846	£ 27,786
Total financial assets	591,704	579,837
Loans and advances securitised
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through other comprehensive income	5,408	2,724
Total financial assets	£ 5,408	£ 2,724